Alger Analyst Fund (Prospectus Summary): | Alger Analyst Fund
Alger Analyst Fund
THE ALGER FUNDS II Supplement Dated October 1, 2011 to the Prospectus Dated March 1, 2011 As supplemented to date
The following is added to page 101, to the Average Annual Total Return table for Class A and C Shares of Alger Analyst Fund, after the line that reads "Class C (Inception 9/24/08)":
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell Midcap Growth Index Alger Analyst Fund	Russell Midcap Growth Index(reflects no deduction for fees, expenses or taxes)	26.38%	2.65%	Mar. 30, 2007

Prior to October 1, 2011, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell Midcap Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.